LEASES (Tables)	12 Months Ended
Dec. 31, 2013
LEASES
Schedule, by calendar year, of future minimum rental payments required under existing operating leases and digital projector equipment leases payable to DCIP that have initial or remaining non-cancelable terms in excess of one year

(In thousands)	Minimum operating lease payments
2014	$428,108
2015	435,906
2016	420,230
2017	403,552
2018	360,704
Thereafter	1,606,326

Total minimum payments required	$3,654,826

Summary of rent expense

(In thousands)	12 Months Ended December 31, 2013	From Inception August 31, 2012 through December 31, 2012	March 30, 2012 through August 30, 2012	52 Weeks Ended March 29, 2012
	(Successor)	(Successor)	(Predecessor)	(Predecessor)

Minimum rentals	$394,937	$126,529	$166,220	$394,742
Common area expenses	44,198	12,968	17,591	40,918
Percentage rentals based on revenues	12,693	3,877	5,275	9,666

Rent	451,828	143,374	189,086	445,326
General and administrative and other	13,393	3,940	4,207	8,747

Total	$465,221	$147,314	$193,293	$454,073